34 Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of assets per reportable segment
34.3	Assets by reportable segment

ASSETS	Electric Energy			TEL	GAS	HOL	Reclassi- fications Note 40	Intersegment operations	Total
12.31.2020	GET	DIS	COM
TOTAL ASSETS	20,945,910	20,407,088	1,053,099	1,565,593	749,434	4,733,847	(1,230,546)	(1,439,761)	46,784,664
CURRENT ASSETS	3,137,219	6,198,414	390,695	666,654	245,028	2,543,995	(380,954)	(1,393,620)	11,407,431
NON-CURRENT ASSETS	17,808,691	14,208,674	662,404	898,939	504,406	2,189,852	(849,592)	(46,141)	35,377,233
Long term assets	5,561,545	7,915,662	660,229	136,527	358,719	2,007,064	(110,834)	(438,633)	16,090,279
Investments	2,574,402	808	-	-	-	154,307	-	-	2,729,517
Property, plant and equipment	9,420,859	-	224	734,172	-	24,500	(716,924)	32,629	9,495,460
Intangible assets	223,222	6,203,387	1,833	16,993	132,366	2,379	(10,587)	359,863	6,929,456
Right-of-use asset	28,663	88,817	118	11,247	13,321	1,602	(11,247)	-	132,521

ASSETS	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
12.31.2019	GET	DIS	COM
TOTAL ASSETS	19,457,551	13,434,522	690,372	1,527,098	904,993	3,183,677	(885,662)	38,312,550
CURRENT ASSETS	2,039,443	4,631,991	229,630	528,754	313,896	1,127,469	(961,987)	7,909,196
NON-CURRENT ASSETS	17,418,108	8,802,531	460,742	998,344	591,097	2,056,208	76,325	30,403,354
Long term assets	5,054,560	3,051,058	460,312	137,770	576,190	1,879,619	(296,879)	10,862,630
Investments	2,371,374	813	247	-	-	150,746	-	2,523,179
Property, plant and equipment	9,735,093	-	53	833,974	-	22,983	-	10,592,103
Intangible assets	233,973	5,703,686	123	19,844	-	1,781	373,204	6,332,611
Right-of-use asset	23,108	46,974	7	6,756	14,907	1,079	-	92,831

Schedule of statement of income per reportable segment
34.4	Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassi- fications Note 40	Intersegment operations	Total
	GET
12.31.2020	GER	TRA	DIS	COM
NET OPERATING REVENUES	4,030,979	1,186,215	12,363,459	2,420,657	386,634	535,206	-	(355,843)	(1,934,058)	18,633,249
Net operating revenues - third-parties	2,599,807	875,240	12,312,047	2,323,825	355,845	522,328	-	(355,843)	-	18,633,249
Net operating revenues - between segments	1,431,172	310,975	51,412	96,832	30,789	12,878	-	-	(1,934,058)	-
OPERATING COSTS AND EXPENSES	(2,348,409)	(536,968)	(10,674,981)	(2,262,053)	(363,673)	(452,495)	(107,059)	203,779	1,968,329	(14,573,530)
Energy purchased for resale	(260,650)	-	(5,856,372)	(2,239,388)	-	-	-	-	1,526,880	(6,829,530)
Charges for use of the main transmission grid	(489,921)	-	(1,370,814)	-	-	-	-	-	335,168	(1,525,567)
Personnel and management	(277,905)	(168,828)	(994,037)	(15,007)	(82,817)	(35,998)	(27,303)	-	-	(1,601,895)
Pension and healthcare plans	(38,196)	(23,972)	(146,422)	(1,493)	(11,207)	(4,663)	(2,681)	-	-	(228,634)
Materials and supplies	(9,695)	(3,466)	(58,196)	(28)	(1,364)	(580)	(715)	1,364	-	(72,680)
Raw materials and supplies for generation	(415,405)	-	-	-	-	-	-	-	10,909	(404,496)
Natural gas and supplies for gas business	-	-	-	-	-	(354,701)	-	-	-	(354,701)
Third party services	(118,562)	(24,863)	(405,854)	(1,493)	(66,426)	(11,633)	(32,025)	66,426	36,389	(558,041)
Depreciation and amortization	(583,958)	(11,812)	(374,851)	(75)	(147,190)	(31,452)	(2,345)	107,497	34,273	(1,009,913)
Provision (reversal) for litigations	(53,216)	(24,529)	(55,118)	(62)	336	(85)	(17,259)	(336)	-	(150,269)
Impairment of assets	48,111	-	-	-	54,945	-	-	(54,945)	-	48,111
Other estimated losses, provisions and reversals	(5,930)	(4,149)	(123,980)	(839)	(18,088)	(238)	-	18,088	-	(135,136)
Construction cost	-	(255,578)	(1,154,488)	-	-	(7,438)	-	-	-	(1,417,504)
Other operating costs and expenses, net	(143,082)	(19,771)	(134,849)	(3,668)	(91,862)	(5,707)	(24,731)	65,685	24,710	(333,275)
EQUITY IN EARNINGS OF INVESTEES	9,629	176,848	-	(93)	-	-	7,163	-	-	193,547
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,692,199	826,095	1,688,478	158,511	22,961	82,711	(99,896)	(152,064)	34,271	4,253,266
Financial income	121,129	21,977	1,334,983	11,469	24,968	13,599	340,404	(24,939)	(3,922)	1,839,668
Financial expenses	(408,795)	(97,417)	(291,002)	(96)	(58,317)	(14,363)	(165,647)	58,317	3,923	(973,397)
OPERATING PROFIT (LOSS)	1,404,533	750,655	2,732,459	169,884	(10,388)	81,947	74,861	(118,686)	34,272	5,119,537
Income tax and social contribution	(337,564)	(149,962)	(878,278)	(57,947)	2,357	(22,967)	125,293	43,108	(9,405)	(1,285,365)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	1,066,969	600,693	1,854,181	111,937	(8,031)	58,980	200,154	(75,578)	24,867	3,834,172
Result of discontinued operations	-	-	-	-	-	-	-	75,578	-	75,578
NET INCOME (LOSS)	1,066,969	600,693	1,854,181	111,937	(8,031)	58,980	200,154	-	24,867	3,909,750

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassi- fications Note 40	Intersegment operations	Total
Restated	GET
12.31.2019	GER	TRA	DIS	COM
NET OPERATING REVENUES	3,368,375	871,510	10,401,301	1,810,901	418,030	866,884	-	(375,028)	(1,492,727)	15,869,246
Net operating revenues - third-parties	2,233,367	643,596	10,352,690	1,773,765	375,030	865,826	-	(375,028)	-	15,869,246
Net operating revenues - between segments	1,135,008	227,914	48,611	37,136	43,000	1,058	-	-	(1,492,727)	-
OPERATING COSTS AND EXPENSES	(1,659,225)	(479,538)	(9,579,915)	(1,608,245)	(604,616)	(662,306)	(59,232)	486,633	1,492,727	(12,673,717)
Energy purchased for resale	(262,288)	-	(5,424,207)	(1,590,272)	-	-	-	-	1,171,493	(6,105,274)
Charges for use of the main transmission grid	(451,107)	-	(1,044,135)	-	-	-	-	-	245,967	(1,249,275)
Personnel and management	(217,792)	(139,662)	(822,772)	(13,041)	(73,890)	(36,932)	(21,293)	-	-	(1,325,382)
Pension and healthcare plans	(37,955)	(25,027)	(155,784)	(1,481)	(11,384)	(4,122)	(2,573)	-	-	(238,326)
Materials and supplies	(10,987)	(3,766)	(64,419)	(15)	(1,955)	(217)	(793)	1,955	-	(80,197)
Raw materials and supplies for generation	(50,388)	-	-	-	-	-	-	-	1,036	(49,352)
Natural gas and supplies for gas business	-	-	-	-	-	(585,233)	-	-	-	(585,233)
Third party services	(108,309)	(38,092)	(397,390)	(1,718)	(87,113)	(12,971)	(16,734)	87,113	49,206	(526,008)
Depreciation and amortization	(551,576)	(12,987)	(343,597)	(44)	(152,863)	(30,480)	(2,289)	143,108	-	(950,728)
Provision (reversal) for litigations	(45,212)	(24,398)	(164,705)	(156)	(14,072)	(292)	(9,086)	14,072	-	(243,849)
Impairment of assets	117,648	-	-	-	-	-	3,041	-	-	120,689
Other estimated losses, provisions and reversals	43,207	(41,350)	(137,680)	(4)	(100,691)	(1,063)	(2)	100,691	-	(136,892)
Construction cost	-	(175,220)	(904,023)	-	-	(12,153)	-	-	-	(1,091,396)
Other operating costs and expenses, net	(84,466)	(19,036)	(121,203)	(1,514)	(162,648)	21,157	(9,503)	139,694	25,025	(212,494)
EQUITY IN EARNINGS OF INVESTEES	14,840	85,752	-	(280)	-	-	6,445	-	-	106,757
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,723,990	477,724	821,386	202,376	(186,586)	204,578	(52,787)	111,605	-	3,302,286
Financial income	80,632	20,637	355,152	3,004	20,760	53,625	217,057	(20,735)	(626)	729,506
Financial expenses	(457,528)	(138,947)	(273,909)	(220)	(53,857)	(10,439)	(304,453)	53,857	626	(1,184,870)
OPERATING PROFIT (LOSS)	1,347,094	359,414	902,629	205,160	(219,683)	247,764	(140,183)	144,727	-	2,846,922
Income tax and social contribution	(289,831)	(54,695)	(201,236)	(69,854)	68,644	(74,791)	(17,563)	(36,334)	-	(675,660)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	1,057,263	304,719	701,393	135,306	(151,039)	172,973	(157,746)	108,393	-	2,171,262
Result of discontinued operations	-	-	-	-	-	-	-	(108,393)	-	(108,393)
NET INCOME (LOSS)	1,057,263	304,719	701,393	135,306	(151,039)	172,973	(157,746)	-	-	2,062,869

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassi- fications Note 40	Intersegment operations	Total
Restated	GET
12.31.2018	GER	TRA	DIS	COM
NET OPERATING REVENUES	3,007,565	904,826	9,972,442	1,341,162	421,408	588,532	-	(384,316)	(1,301,155)	14,550,464
Net operating revenues - third-parties	2,116,875	680,567	9,932,267	1,341,162	364,741	582,895	-	(384,316)	(83,727)	14,550,464
Net operating revenues - between segments	890,690	224,259	40,175	-	56,667	5,637	-	-	(1,217,428)	-
OPERATING COSTS AND EXPENSES	(1,619,431)	(561,850)	(9,474,473)	(1,354,578)	(369,201)	(515,594)	(57,993)	241,451	1,276,499	(12,435,170)
Energy purchased for resale	(417,918)	-	(5,577,719)	(1,338,473)	-	-	-	-	972,932	(6,361,178)
Charges for use of the main transmission grid	(408,347)	-	(1,012,062)	-	-	-	-	-	243,629	(1,176,780)
Personnel and management	(214,855)	(147,139)	(837,728)	(13,734)	(92,472)	(34,896)	(16,961)	-	-	(1,357,785)
Pension and healthcare plans	(36,379)	(25,884)	(159,842)	(1,507)	(13,892)	(3,881)	(2,365)	-	-	(243,750)
Materials and supplies	(11,637)	(5,054)	(60,379)	(65)	(1,763)	(2,110)	(749)	1,763	-	(79,994)
Raw materials and supplies for generation	(25,367)	-	-	-	-	-	-	-	5,638	(19,729)
Natural gas and supplies for gas business	-	-	-	-	-	(412,618)	-	-	-	(412,618)
Third party services	(119,668)	(33,489)	(339,399)	(1,700)	(91,127)	(17,034)	(32,311)	91,127	62,500	(481,101)
Depreciation and amortization	(353,916)	(11,386)	(301,581)	(16)	(58,209)	(22,759)	(1,312)	52,887	-	(696,292)
Provision (reversal) for litigations	18,059	7,879	(222,057)	9	(12,844)	(154)	(10,528)	12,844	-	(206,792)
Impairment of assets	22,312	-	-	-	-	-	1,648	-	(5,040)	18,920
Other estimated losses, provisions and reversals	55,457	(49,486)	(77,985)	(935)	(12,749)	(6,017)	(14,266)	12,749	-	(93,232)
Construction cost	-	(277,259)	(741,855)	-	-	(13,478)	-	-	(19,616)	(1,052,208)
Other operating costs and expenses, net	(127,172)	(20,032)	(143,866)	1,843	(86,145)	(2,647)	18,851	70,081	16,456	(272,631)
EQUITY IN EARNINGS OF INVESTEES	5,514	123,676	-	(15)	-	-	6,713	-	-	135,888
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,393,648	466,652	497,969	(13,431)	52,207	72,938	(51,280)	(142,865)	(24,656)	2,251,182
Financial income	119,196	29,163	335,377	6,065	16,808	29,454	305,344	(16,808)	(27,492)	797,107
Financial expenses	(517,832)	(136,455)	(308,319)	(104)	(41,713)	(31,865)	(243,169)	41,713	27,492	(1,210,252)
OPERATING PROFIT (LOSS)	995,012	359,360	525,027	(7,470)	27,302	70,527	10,895	(117,960)	(24,656)	1,838,037
Income tax and social contribution	(327,598)	(75,361)	(148,244)	2,632	(2,853)	(10,909)	41,957	40,827	8,383	(471,166)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	667,414	283,999	376,783	(4,838)	24,449	59,618	52,852	(77,133)	(16,273)	1,366,871
Result of discontinued operations	-	-	-	-	-	-	-	77,133	-	77,133
NET INCOME (LOSS)	667,414	283,999	376,783	(4,838)	24,449	59,618	52,852	-	(16,273)	1,444,004

Schedule of additions to noncurrent assets by reportable segment
34.5	Additions to noncurrent assets by reportable segment

	Electric Energy			TEL	GAS	HOL	Total
12.31.2020	GET	DIS	COM
Contract assets	-	1,278,578	-	-	15,187	-	1,293,765
Property, plant and equipment	236,914	-	203	127,381	-	1,800	366,298
Intangible assets	7,397	-	1,741	808	-	1,045	10,991
Right-of-use asset	19,231	72,421	135	10,135	623	1,026	103,571

	Electric Energy			TEL	GAS	HOL	Total
12.31.2019	GET	DIS	COM
Contract assets	-	917,577	-	-	17,590	-	935,167
Property, plant and equipment	522,744	-	14	59,216	-	285	582,259
Intangible assets	4,272	-	3	486	-	271	5,032
Right-of-use asset	33,461	66,621	8	9,950	16,933	402	127,375
IFRS 16 Initial adoption	32,919	60,494	-	9,868	14,356	385	118,022
Additions for the period	542	6,127	8	82	2,577	17	9,353

	Electric Energy			TEL	GAS	HOL	Total
12.31.2018	GET	DIS	COM
Contract assets	-	797,832	-	-	15,618	-	813,450
Property, plant and equipment	1,160,967	-	4	308,242	-	267	1,469,480
Intangible assets	6,351	-	-	1,235	-	3	7,589